Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
April 30, 2025
SCV-NPRT3-0625
1.815774.120
Common Stocks - 98.6%
	Shares	Value ($)
BERMUDA - 1.7%
Financials - 1.7%
Banks - 1.7%
Bank of Nt Butterfield & Son Ltd/The (United States)	1,760,000	70,716,800
CANADA - 5.7%
Energy - 2.4%
Energy Equipment & Services - 0.6%
CES Energy Solutions Corp	5,450,000	24,035,978
Oil, Gas & Consumable Fuels - 1.8%
Parkland Corp	3,007,900	75,775,691
TOTAL ENERGY		99,811,669

Financials - 0.5%
Financial Services - 0.5%
ECN Capital Corp (a)	10,243,751	20,731,224
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (b)	137,000	5,233,400
Utilities - 2.7%
Gas Utilities - 2.7%
Brookfield Infrastructure Corp (United States) (a)	2,940,750	110,101,680
TOTAL CANADA		235,877,973
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Merus NV (b)	118,301	5,383,879
UNITED STATES - 91.1%
Consumer Discretionary - 11.3%
Diversified Consumer Services - 0.8%
KinderCare Learning Cos Inc (a)(b)	2,689,146	32,968,930
Household Durables - 3.1%
Installed Building Products Inc (a)	199,604	33,100,331
KB Home	1,803,130	97,423,114
		130,523,445
Specialty Retail - 4.9%
Academy Sports & Outdoors Inc	619,961	23,360,130
American Eagle Outfitters Inc (a)	4,246,058	44,710,991
Gap Inc/The (a)	2,935,402	64,285,304
Lithia Motors Inc Class A	74,326	21,759,680
Murphy USA Inc	38,448	19,169,019
Signet Jewelers Ltd (a)	483,512	28,672,262
		201,957,386
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd (b)	1,220,000	18,348,800
PVH Corp	922,382	63,625,910
Under Armour Inc Class A (a)(b)	3,802,650	21,751,158
		103,725,868
TOTAL CONSUMER DISCRETIONARY		469,175,629

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
US Foods Holding Corp (b)	326,000	21,405,160
Energy - 4.4%
Energy Equipment & Services - 1.5%
Cactus Inc Class A	535,148	20,303,515
Kodiak Gas Services Inc	1,258,121	42,788,695
		63,092,210
Oil, Gas & Consumable Fuels - 2.9%
Chord Energy Corp	220,000	19,850,600
Core Natural Resources Inc	820,000	59,212,200
Sitio Royalties Corp Class A (a)	2,541,805	43,109,013
		122,171,813
TOTAL ENERGY		185,264,023

Financials - 30.9%
Banks - 17.8%
BOK Financial Corp	458,837	42,749,843
Cadence Bank	2,660,326	77,841,139
Eastern Bankshares Inc	7,322,339	109,249,298
Nicolet Bankshares Inc	11,421	1,334,086
Old National Bancorp/IN (a)	4,568,286	94,061,009
Pinnacle Financial Partners Inc	303,600	30,432,864
SouthState Corp	1,152,346	100,000,586
Synovus Financial Corp	1,361,641	58,986,288
TriCo Bancshares	674,116	26,007,395
UMB Financial Corp	733,577	69,374,377
Webster Financial Corp	1,107,700	52,394,210
Wintrust Financial Corp	682,803	75,907,210
		738,338,305
Capital Markets - 2.9%
AllianceBernstein Holding LP (a)	1,606,357	63,290,466
Lazard Inc	1,519,300	59,100,770
		122,391,236
Consumer Finance - 1.4%
FirstCash Holdings Inc	422,780	56,635,608
Financial Services - 2.1%
Federal Agricultural Mortgage Corp Class C	120,000	21,039,600
HA Sustainable Infrastructure Capital Inc (a)	2,666,768	66,615,865
		87,655,465
Insurance - 6.7%
Axis Capital Holdings Ltd	665,000	64,052,800
Baldwin Insurance Group Inc/The Class A (b)	1,500,000	62,430,000
Old Republic International Corp	1,822,281	68,517,766
Primerica Inc	317,615	83,237,363
		278,237,929
TOTAL FINANCIALS		1,283,258,543

Health Care - 5.4%
Biotechnology - 1.1%
Celldex Therapeutics Inc (b)	272,800	5,682,424
Crinetics Pharmaceuticals Inc (b)	148,000	4,941,719
Cytokinetics Inc (b)	500,853	21,456,543
Disc Medicine Inc (b)	194,424	9,608,434
Spyre Therapeutics Inc (a)(b)	340,564	5,186,790
		46,875,910
Health Care Providers & Services - 3.4%
AMN Healthcare Services Inc (b)	1,080,849	22,081,745
BrightSpring Health Services Inc (a)(b)	3,093,317	54,225,847
Owens & Minor Inc (b)	1	7
Pediatrix Medical Group Inc (b)	2,316,674	29,838,761
Pennant Group Inc/The (b)	1,364,842	34,967,252
		141,113,612
Health Care Technology - 0.8%
Evolent Health Inc Class A (a)(b)	3,194,086	31,493,688
Pharmaceuticals - 0.1%
Enliven Therapeutics Inc (a)(b)	240,540	4,555,828
TOTAL HEALTH CARE		224,039,038

Industrials - 16.9%
Building Products - 0.7%
Masterbrand Inc (a)(b)	2,665,666	32,387,842
Construction & Engineering - 1.0%
IES Holdings Inc (b)	212,913	41,875,729
Ground Transportation - 1.7%
ArcBest Corp	350,080	20,486,682
Knight-Swift Transportation Holdings Inc	1,254,600	49,142,682
		69,629,364
Machinery - 6.3%
Atmus Filtration Technologies Inc	990,000	34,323,299
Blue Bird Corp (a)(b)(c)	2,016,200	70,304,894
Enpro Inc	267,704	39,994,978
JBT Marel Corp	406,618	42,800,611
REV Group Inc	2,303,420	75,321,834
		262,745,616
Professional Services - 5.5%
Genpact Ltd	1,432,957	72,020,419
KBR Inc	1,219,038	64,377,397
Parsons Corp (b)	465,000	31,089,899
Science Applications International Corp	492,256	59,577,744
		227,065,459
Trading Companies & Distributors - 1.7%
DXP Enterprises Inc/TX (b)	388,360	34,354,326
Herc Holdings Inc	72,274	7,909,666
Wesco International Inc	171,262	27,908,856
		70,172,848
TOTAL INDUSTRIALS		703,876,858

Information Technology - 7.9%
Communications Equipment - 2.7%
Ciena Corp (b)	407,158	27,344,731
Lumentum Holdings Inc (b)	1,460,402	86,222,134
		113,566,865
Electronic Equipment, Instruments & Components - 3.1%
Insight Enterprises Inc (b)	631,510	87,325,203
TD SYNNEX Corp	205,000	22,714,000
Vontier Corp	565,000	17,972,650
		128,011,853
IT Services - 1.2%
Kyndryl Holdings Inc (b)	1,600,000	51,872,000
Semiconductors & Semiconductor Equipment - 0.9%
Penguin Solutions Inc (b)	2,150,000	36,700,500
TOTAL INFORMATION TECHNOLOGY		330,151,218

Materials - 3.7%
Construction Materials - 2.6%
Eagle Materials Inc	216,000	48,900,240
Knife River Corp (a)(b)	615,000	57,428,700
		106,328,940
Containers & Packaging - 1.1%
Graphic Packaging Holding CO (a)	1,835,000	46,443,850
TOTAL MATERIALS		152,772,790

Real Estate - 9.1%
Health Care REITs - 1.8%
CareTrust REIT Inc	2,538,581	74,304,266
Office REITs - 0.9%
Douglas Emmett Inc	2,563,946	35,459,372
Real Estate Management & Development - 1.3%
Compass Inc Class A (b)	4,705,000	36,322,600
Cushman & Wakefield PLC (b)	2,110,099	19,771,628
		56,094,228
Retail REITs - 3.4%
Acadia Realty Trust	1,944,400	37,138,040
Curbline Properties Corp	1,358,892	31,105,038
Macerich Co/The	3,151,800	46,205,388
SITE Centers Corp	2,441,270	28,904,637
		143,353,103
Specialized REITs - 1.7%
National Storage Affiliates Trust	890,000	33,108,000
Outfront Media Inc	2,471,168	37,388,772
		70,496,772
TOTAL REAL ESTATE		379,707,741

Utilities - 1.0%
Water Utilities - 1.0%
California Water Service Group (a)	839,961	42,544,025
TOTAL UNITED STATES		3,792,195,025
TOTAL COMMON STOCKS (Cost $3,994,762,678)		4,104,173,677

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.33	59,240,120	59,251,968
Fidelity Securities Lending Cash Central Fund (d)(e)	4.33	263,278,018	263,304,346
TOTAL MONEY MARKET FUNDS (Cost $322,556,314)			322,556,314

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $4,317,318,992)	4,426,729,991
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(262,734,314)
NET ASSETS - 100.0%	4,163,995,677

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $1,078,161.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,491,302	1,589,389,985	1,604,629,319	2,028,848	-	-	59,251,968	59,240,120	0.1%
Fidelity Securities Lending Cash Central Fund	321,942,029	1,334,790,513	1,393,428,196	1,140,865	-	-	263,304,346	263,278,018	0.9%
Total	396,433,331	2,924,180,498	2,998,057,515	3,169,713	-	-	322,556,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
AMN Healthcare Services Inc	97,147,693	46,174,498	44,834,371	-	(52,095,547)	(24,310,528)	-	-
Blue Bird Corp	32,705,300	61,373,788	10,636	-	(6,792)	(23,756,766)	70,304,894	2,016,200
Owens & Minor Inc	81,344,368	6,140,059	50,062,150	-	(107,404,495)	69,982,225	-	-
REV Group Inc	85,366,148	11,459,208	31,710,327	412,499	3,509,360	6,697,445	-	-
Total	296,563,509	125,147,553	126,617,484	412,499	(155,997,474)	28,612,376	70,304,894

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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